CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 19,369	$ 25,553
Trade receivables	1,249	811
Prepaid expenses and other current assets	6,180	6,443
Total current assets	26,798	32,807
Non-current assets
Equity method investment	324	0
Other non-current assets	0	5,136
Total non-current assets	853,303	566,399
Total assets	880,101	599,206
Current liabilities
Current portion of long-term debt	24,304	19,795
Trade payables	821	1,693
Accrued expenses	7,229	2,531
Other current liabilities	3,445	1,281
Total current liabilities	35,799	25,300
Non-current liabilities
Long-term debt	689,583	419,701
Total non-current liabilities	689,583	419,701
Total liabilities	725,382	445,001
Commitments and contingencies
Shareholders' equity
Common shares of par value $1.00 per share: authorized $140,010,000 (2023: $140,010,000) shares, issued and outstanding $43,900,000 (2023: $43,900,000) shares	43,900	43,900
Additional paid-in capital	14,454	111,788
Contributed surplus	76,804	0
Retained earnings (Accumulated deficit)	19,561	(1,483)
Total shareholders' equity	154,719	154,205
Total liabilities and shareholders' equity	880,101	599,206
Newbuildings
Non-current assets
New buildings and vessels and equipment	0	132,646
Vessels and equipment, net
Non-current assets
New buildings and vessels and equipment	$ 852,979	$ 428,617